7. ASSET RETIREMENT OBLIGATIONS	12 Months Ended
Dec. 31, 2018
Asset Retirement Obligation Disclosure [Abstract]
ASSET RETIREMENT OBLIGATIONS

NOTE 7. ASSET RETIREMENT OBLIGATIONS

During 2007, the Company drilled four wells on its Peace River Property. Total future asset retirement obligations were estimated by management based on the Company’s working interest in its wells and facilities, estimated costs to remediate, reclaim and abandon the wells and facilities and the estimated timing of the costs to be incurred in future periods. The Company has estimated the net present value of its total asset retirement obligations to be approximately $158,783 at December 31, 2018, based on an undiscounted total future liability of $225,229 (CDN$293,000). These payments are expected to be incurred between 2020 and 2030. The Company used a credit adjusted discount rate of 10% per annum and an inflation rate of 2% to calculate the present value of the asset retirement obligation. Accretion expense of $9,381, $13,970 and $6,566 for the years ended December 31, 2018, 2017 and 2016, respectively, has been recorded in the Statements of Operations and Comprehensive Income / (Loss).